Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives for all the Company’s property and equipment are as follows:
Life (Years)

Buildings and improvements	5 – 39
Mining equipment	3
Machinery and facility equipment	3 – 5
Servers, computer and network equipment	3